Note 22 - Subsequent Event (Details)	1 Months Ended	0 Months Ended				0 Months Ended		0 Months Ended			0 Months Ended
	Aug. 31, 2012	Jan. 15, 2015 Subsequent Event [Member] CDH Inservice [Member] American Depositary Shares [Member] Kingsford Resources [Member]	Jan. 05, 2015 Subsequent Event [Member] CDH Inservice [Member] American Depositary Shares [Member] Kingsford Resources [Member] USD ($)	Jan. 05, 2015 Subsequent Event [Member] CDH Inservice [Member] American Depositary Shares [Member] Kingsford Resources [Member] USD ($)	Jan. 05, 2015 Subsequent Event [Member] CDH Inservice [Member] Kingsford Resources [Member] USD ($)	Jan. 15, 2015 Subsequent Event [Member] Henan Fanhua Anlian Insurance Agency Co., Ltd [Member] CNY	Jan. 15, 2015 Subsequent Event [Member] Henan Fanhua Anlian Insurance Agency Co., Ltd [Member]	Jan. 15, 2015 Subsequent Event [Member] Hebei Fanlian Insurance Agency Co., Ltd [Member] CNY	Jan. 15, 2015 Subsequent Event [Member] Hebei Fanlian Insurance Agency Co., Ltd [Member]	Jan. 15, 2015 Subsequent Event [Member] Hebei Branch of Fanhua Lianxing Insurance Sales Co., Ltd [Member]	Jan. 15, 2016 Scenario, Forecast [Member] CDH Inservice [Member] American Depositary Shares [Member] Kingsford Resources [Member]
Note 22 - Subsequent Event (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares)	1		7,731,149
Sale of Stock, Price Per Share (in Dollars per share)				$ 7	$ 0.35
Proceeds from Issuance or Sale of Equity (in Dollars)			$ 54,100,000
Sale of Stock, Number of Shares Issued in Transaction, Delivered (in Shares)		3,865,575									3,865,574
Business Acquisition, Percentage of Voting Interests Acquired							49.00%		36.50%	12.50%
Business Combination, Consideration Transferred (in Yuan Renminbi)						68,000,000		40,000,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage							51.00%		51.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage							100.00%		87.50%